Related Party Transactions (Q2) (Details) - Director [Member]	Mar. 01, 2018 Director $ / shares shares
Related Party Transaction [Line Items]
Number of shares sold (in shares)	21,250
Number of directors | Director	2
Price per share (in dollars per share) | $ / shares	$ 21.70
Steven B. Tucker [Member]
Related Party Transaction [Line Items]
Stock purchased (in shares)	6,250
W. Miller Welborn [Member]
Related Party Transaction [Line Items]
Stock purchased (in shares)	15,000